Goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) reporting_unit	Dec. 31, 2017 USD ($)
Goodwill [Line Items]
Number of reporting units | reporting_unit	1
Goodwill impairment	$ 0	$ 0
Solutions Alveo Inc.
Goodwill [Line Items]
Goodwill acquired	2,577,000	0
Oberlo UAB
Goodwill [Line Items]
Goodwill acquired	0	4,813,000
Tictail, Inc.
Goodwill [Line Items]
Goodwill acquired	$ 15,125,000	$ 0